INDEX FUNDS

(the “Trust”)

Index Funds S&P 500® Equal Weight

(the “Fund”)

SUPPLEMENT DATED JANUARY 24, 2023 TO THE

SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED JULY 29, 2022, AS AMENDED

(This Supplement replaces the Supplements dated

December 5, 2022 and December 7, 2022)

On December 2, 2022, the Board of Trustees of the Trust (the “Board”) approved the change of the Fund’s name from “Index Funds S&P 500® Equal Weight” to “ONEFUND S&P 500® Equal Weight Index” effective as of February 1, 2023. On the same date, the Board also approved the change of the Trust’s name from “Index Funds” to “ONEFUND” effective as of February 1, 2023. On January 23, 2023, the Board approved the change of the Trust’s name from “Index Funds” to “ONEFUND TRUST” effective as of February 1, 2023.

Accordingly, effective as of February 1, 2023, the Summary Prospectus, Prospectus, and SAI are amended as follows:

All references to the Fund’s name in the Summary Prospectus, Prospectus, and SAI are deleted and replaced with “ONEFUND S&P 500® Equal Weight Index.”

All references to the Trust’s name in the Summary Prospectus, Prospectus, and SAI are deleted and replaced with “ONEFUND TRUST.”

The first paragraph in the “GENERAL INFORMATION” section of the SAI is deleted in its entirety and replaced with the following:

“The ONEFUND S&P 500® Equal Weight Index (the “Fund”) is a separate series of ONEFUND TRUST, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). From February 2014 to February 1, 2023, the Trust was known as “Index Funds.” Prior to February 2014, the Trust was known as “Giant 5 Funds.” The Fund is described in this Statement of Additional Information (the “SAI”). Prior to February 1, 2023, the Fund was known as “Index Funds S&P 500® Equal Weight.” The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE